Major restructuring costs - Summary of Analysis of Costs Charged to Operating Profit From Continuing Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of restructuring costs [line items]
Increase in provision for Major restructuring programmes (see Note 31)	£ 67	£ 195	£ 172
Impairment (reversals)/losses recognised	4	(12)	33
Other non-cash charges	18	58	86
Other cash costs	71	163	146
Total restructuring costs	109	353	382
Separation restructuring programme
Disclosure of restructuring costs [line items]
Amount of provision reversed unused (see Note 31)	£ (51)	£ (51)	£ (55)